Commitment and Contingencies	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants, Forward Purchase Securities and warrants that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 5,400,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On July 28, 2020, the underwriters fully exercised their over-allotment option.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $8.9 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $14.5 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
In connection with the consummation of the Offering, the Company entered into a forward purchase agreement with NEXON Co. Ltd. (“Nexon”), pursuant to which Nexon has subscribed to purchase from us, upon request up to 25,000,000 forward purchase units (the “Forward Purchase Units”), consisting of one Class A ordinary share (the “Forward Purchase Shares”), and one-half of one warrant to purchase one Class A ordinary share (the “Forward Purchase Warrants”), for $10.00 per unit, or an aggregate amount of up to $250,000,000, in a private placement that will close concurrently with the closing of our initial business combination. Nexon’s commitment under the forward purchase agreement is subject to, among other conditions, the approval of its investment committee in its sole and absolute discretion. The Forward Purchase Shares and Forward Purchase Warrants will be identical to the Class A ordinary shares and warrants, respectively, included in the units being sold in the Public Offering, except that they will be subject to certain transfer restrictions and registration rights, as described herein.
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.	COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants, Forward Purchase Securities and warrants that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 5,400,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On July 28, 2020, the underwriters fully exercised their over-allotment option.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or approximately $8.3 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $14.5 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreement
In connection with the consummation of the Offering, the Company entered into a forward purchase agreement with NEXON Co. Ltd. (“Nexon”), pursuant to which Nexon has subscribed to purchase from us, upon request, up to 25,000,000 forward purchase units (the “Forward Purchase Units”), consisting of one Class A ordinary share (the “Forward Purchase Shares”), and one-half of one warrant to purchase one Class A ordinary share (the “Forward Purchase Warrants”), for $10.00 per unit, or an aggregate amount of up to $250,000,000, in a private placement that will close concurrently with the closing of our initial business combination. Nexon’s commitment under the forward purchase agreement is subject to, among other conditions, the approval of its investment committee in its sole and absolute discretion. The Forward Purchase Shares and Forward Purchase Warrants will be identical to the Class A ordinary shares and warrants, respectively, included in the units being sold in the Public Offering, except that they will be subject to certain transfer restrictions and registration rights, as described herein.
Risks and Uncertainties
Management is continuing to evalute the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or close of the Business Combination Agreement, the specific impact is not readily determinable as of the date of these financial statement. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Marketwise, LLC
Lessee, Lease, Description [Line Items]
Commitments and Contingencies	Commitments and Contingencies
Leases
We lease office facilities under operating lease agreements in the United States which have an initial term of twelve months or longer as of December 31, 2020. As of December 31, 2020, remaining lease terms vary from 3 to 8 years. For one lease we have the option to extend the lease term for a period of two years and for another lease we have the option to extend the lease term for a period of three years. The renewal option is not considered in the remaining lease term as we are not reasonably certain that we will exercise such option.
The components of lease expense were as follows:

	Year Ended December 31,
	2020	2019	2018
Operating lease cost	$3,267	$3,723	$3,312
Variable lease costs	49	176	392
Total lease costs	$3,316	$3,899	$3,704
Other information related to leases was as follows:

	As of December 31,
	2020	2019	2018
Lease Term and Discount Rate
Weighted average remaining lease term (in years)	6.6	7.0	5.2
Weighted average discount rate	7.1%	7.2%	6.7%
When recording the present value of lease liabilities, a discount rate is required. We have concluded that the rates implicit in the various operating lease agreements are not readily determinable. As a result, we instead used our incremental borrowing rate, which is calculated based on hypothetical borrowings to fund each respective lease over the lease term, as of the lease commencement date, assuming that borrowings are secured by the various leased properties. The incremental borrowing rates are determined based on an assessment of our implied credit rating, using ratings scales from reputable rating agencies that consider a number of qualitative and quantitative factors. Market rates are derived as of the lease commencement dates with reference to companies with the same debt rating that operate in a similar industry.
As of December 31, 2020, maturities of lease liabilities were as follows:

Year Ending December 31:	Operating Leases
2021	$1,673
2022	1,707
2023	1,742
2024	1,630
2025	1,662
Thereafter	2,884
Total lease payments	$11,298
Less: Imputed interest	(2,395)
Total lease liabilities	$8,903
Supplemental cash flow information related to leases is included in the Supplemental Cash Flow Information note.
Contingencies
From time to time, we may be involved in disputes or regulatory inquiries, which arise in the ordinary course of business. When we determine that a loss is both probable and reasonably estimable, a liability is recorded and disclosed if the amount is material to us in aggregate. When a material loss contingency is reasonably possible, we do not record a liability, but instead disclose the nature and the amount of the claim and an estimate of the loss or range of loss, if such an estimate can reasonably be made. While it is not feasible to predict or determine the ultimate outcome of these matters, the Company believes that none of its current legal proceedings will have a material adverse effect on its financial position or results of operations and no corresponding liability has been recorded for any periods presented.